Commitments and Contingencies (Details) - Schedule of warranty and extended warranty - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Product Warranty [Member]
Product Warranty Liability [Line Items]
Liability at beginning			$ 22
Settlements made during the period
Current liability
Non-current liability
Change in liability for warranties issued during the period
Change in liability for pre-existing warranties			(22)
Liability at ending
Deferred Revenues [Member]
Product Warranty Liability [Line Items]
Liability at beginning	739	1,109	1,471
Settlements made during the period	(663)	(817)	(1,087)
Current liability	331	438
Non-current liability	94	301
Change in liability for warranties issued during the period	349	447	725
Change in liability for pre-existing warranties
Liability at ending		$ 739	$ 1,109